Benefit Plans (Details 6) (USD $) In Thousands	Jun. 30, 2011
Pension Benefits [Member]
Estimated future benefit payments
2012	$ 4,300
2013	4,300
2014	5,600
2015	5,000
2016	5,100
2017 through 2021	25,500
Retiree Health Care Benefits [Member]
Estimated future benefit payments
2012	200
2013	300
2014	200
2015	200
2016	200
2017 through 2021	$ 1,500